LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lessee Operating Lease Balance Sheet Information
Balance sheet information related to operating leases is as follows (in millions):

December 31,	2024	2023
Operating lease ROU assets[1]	$1,182	$1,328
Current portion of operating lease liabilities[2]	$290	$361
Noncurrent portion of operating lease liabilities[3]	923	1,001
Total operating lease liabilities	$1,213	$1,362
[1] Operating lease ROU assets are included in the line item other noncurrent assets in our consolidated balance sheets.
[2] The current portion of operating lease liabilities is included in the line item accounts payable and accrued expenses in our consolidated balance sheets.
[3] The noncurrent portion of operating lease liabilities is included in the line item other noncurrent liabilities in our consolidated balance sheets.

Lessee Operating Lease Weighted Average Remaining Lease Term and Discount Rate	Information associated with the measurement of our operating lease liabilities as of December 31, 2024 is as follows:

Weighted-average remaining lease term	8 years
Weighted-average discount rate	3.7%

Lessee, Operating Lease, Liability, Maturity
The following table summarizes the maturities of our operating lease liabilities as of December 31, 2024 (in millions):

Maturities of Operating Lease Liabilities
2025	$322
2026	251
2027	188
2028	137
2029	102
Thereafter	378
Total operating lease payments	1,378
Less: Imputed interest	165
Total operating lease liabilities	$1,213